Revenue and other operating income - Schedule of revenue sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 348,486	$ 371,499
Lease income	274,366	120,878
Other	0
Total revenue	622,852	492,377
Other operating income	20,155	38,245
Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	348,486	371,499
Lease income	274,366	120,878
Other	0
Total revenue	622,852	492,377
Other operating income	18,179	37,921
Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	155,972	332,905
Lease income	107,212	92,284
Other	0
Total revenue	263,184	425,189
Other operating income	15,729	35,774
Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	183,653	29,705
Lease income	108,744	176
Other	0
Total revenue	292,397	29,881
Other operating income	586	1,130
Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	21,571	9,011
Other	0
Total revenue	21,571	9,011
Other operating income	0	263
Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	8,861	8,889
Lease income	14,496	1,794
Other	0
Total revenue	23,357	10,683
Other operating income	0	0
Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	21,461	17,060
Other	0
Total revenue	21,461	17,060
Other operating income	0	0
Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	882	553
Other	0
Total revenue	882	553
Other operating income	1,864	754
Operating segments | H2 Infra
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	0	0
Other	0
Total revenue	0	0
Other operating income	131	362
Operating segments | H2 Industry
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	0	0
Other	0
Total revenue	0	0
Other operating income	10,424	841
Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	0	0
Other	0
Total revenue	0	0
Other operating income	(8,579)	(879)
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	73,627	122,014
Pool Revenue | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	73,627	122,014
Pool Revenue | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	64,766	113,125
Pool Revenue | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	8,861	8,889
Pool Revenue | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | H2 Infra
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Operating segments | H2 Industry
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Pool Revenue | Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	274,860	249,485
Spot Voyages | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	274,859	249,485
Spot Voyages | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	91,206	219,780
Spot Voyages | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	183,653	29,705
Spot Voyages | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | H2 Infra
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Operating segments | H2 Industry
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages | Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Time Charters
Disclosure Of Revenue Sources [Line Items]
Lease income	274,366	120,878
Time Charters | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Lease income	274,366	120,878
Time Charters | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Lease income	107,212	92,284
Time Charters | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Lease income	108,744	176
Time Charters | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Lease income	21,571	9,011
Time Charters | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Lease income	14,496	1,794
Time Charters | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Lease income	21,461	17,060
Time Charters | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Lease income	882	553
Time Charters | Operating segments | H2 Infra
Disclosure Of Revenue Sources [Line Items]
Lease income	0	0
Time Charters | Operating segments | H2 Industry
Disclosure Of Revenue Sources [Line Items]
Lease income	0	0
Time Charters | Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Lease income	$ 0	$ 0